Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2017
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases facilities and vehicles under operating leases that expire on various dates through 2025. Aggregate minimum lease and rental payments under non-cancelable operating leases as of December 31, 2017, are (in the aggregate) and for each succeeding fiscal year below:

December 31,

2018	$2,504
2019	2,494
2020	2,465
2021	2,195
2022 and thereafter	6,982

$16,640

Total rent expenses for the years ended December 31, 2015, 2016 and 2017 were $1,443, $1,664 and $2,963, respectively.

b.	Charges:

As of December 31, 2017, the Company has two lines of credit with Israeli banks for total borrowings of up to $3 million, all of which was undrawn as of December 31, 2017. These lines of credit are unsecured and available subject to the Company’s maintenance of a 30% ratio of total tangible shareholders’ equity to total tangible assets and that the total credit use will be less than 70% of the Company and its subsidiaries’ receivables. Interest rates across these credit lines varied from 0.2% to 2.3% as of December 31, 2017.

As of December 31, 2017, The Company is in compliance with the financial covenants.

c.	Purchase commitments:

As of December 31, 2017, the Company has $16,475 of purchase commitments for goods and services from vendors.

d.	Litigation:

From time to time, the Company is party to various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

e.	Royalty Commitments:

Under the Company’s agreement for purchasing print heads and other products, which was amended and restated in 2016, the Company is obligated to pay royalties at a rate set forth in the agreement up to an agreed maximum amount of $625 per year.

Royalties expenses for the years ended December 31, 2015, 2016 and 2017 were $625.

f.	Guarantees:

As of December 31, 2017, the Company provided two bank guarantees of $398 in the aggregate for its rented facilities.